Debt - Schedule of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 25, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Proforma Debt Instrument [Line Items]
Other debt		$ 22	$ 23	$ 20
LIBOR plus interest rate			0.90%
Long-term Debt		938	569	698
9% Senior subordinated notes, due November 2014 [Member]
Proforma Debt Instrument [Line Items]
Debt maturity date	Nov. 01, 2014	Nov. 01, 2014	Nov. 01, 2014	Nov. 01, 2014
Interest rate	9.00%	9.00%	9.00%	9.00%
Long-term Debt			367	367
10.75% Senior secured notes, due August 2016 [Member]
Proforma Debt Instrument [Line Items]
Debt maturity date	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016	Aug. 01, 2016
Interest rate	10.75%	10.75%	10.75%	10.75%
Long-term Debt			179	201
7.75% Senior notes, due May 2021 [Member]
Proforma Debt Instrument [Line Items]
Debt maturity date	May 01, 2021	May 01, 2021	May 01, 2021
Interest rate	7.75%	7.75%	7.75%
Long-term Debt		250
Term Loan B-1, due April 2016 [Member]
Proforma Debt Instrument [Line Items]
Debt maturity date	Apr. 25, 2016	Apr. 25, 2016	Apr. 25, 2016
Long-term Debt		199
Term Loan B-2, due April 2020 [Member]
Proforma Debt Instrument [Line Items]
Debt maturity date	Apr. 25, 2020	Apr. 25, 2020	Apr. 25, 2020
Long-term Debt		467
ABL revolver, due April 2018 [Member]
Proforma Debt Instrument [Line Items]
Debt maturity date		Apr. 25, 2018	Apr. 25, 2018
Long-term Debt
ABL revolver, due May 2017 [Member]
Proforma Debt Instrument [Line Items]
Debt maturity date			May 01, 2017	May 01, 2017
Long-term Debt				110
Other debt [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt		22	23	20
Brake North America and Asia group [Member]
Proforma Debt Instrument [Line Items]
Notes payable				20
Brake North America and Asia group [Member] | Minimum [Member]
Proforma Debt Instrument [Line Items]
Debt interest rate				5.20%
Brake North America and Asia group [Member] | Maximum [Member]
Proforma Debt Instrument [Line Items]
Debt interest rate				5.40%
Poland Operations [Member]
Proforma Debt Instrument [Line Items]
Other debt			20	20
Poland Operations [Member] | Other debt [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt		20	20
China operations [Member]
Proforma Debt Instrument [Line Items]
Other debt			3
China operations [Member] | Other debt [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt		$ 2	$ 3